Share capital - Rio Tinto Limited - Summary of share capital (Detail) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Adjustment on currency translation	$ (14)	$ (300)	$ 52
Rio Tinto Limited
Disclosure of classes of share capital [line items]
Number of issued and fully paid up share capital beginning balance (in shares)	371,210	371,210	371,210
Number of issued and fully paid up share capital ending balance (in shares)	371,210	371,210	371,210
Issued and fully paid up share capital beginning balance	$ 3,781	$ 3,448	$ 3,477
Adjustment on currency translation	(211)	333	(29)
Issued and fully paid up share capital ending balance	$ 3,570	$ 3,781	$ 3,448
Rio Tinto Limited | Special voting share
Disclosure of classes of share capital [line items]
Other share classes	1 only	1 only	1 only
Rio Tinto Limited | DLC dividend share
Disclosure of classes of share capital [line items]
Other share classes	1 only	1 only	1 only